Financial Instruments, Financial Risks and Capital Risks Management - Summary of Single Customers who Represent 10% or More of the Group's Total Accounts Receivable (Detail)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Disclosure in tabular form of concentration of accounts receivable from major customers [line items]
Current trade receivables	$ 3,365,136	RM 14,815,011	RM 3,650,330
Customer Concentration [member] | Accounts Receivable [member] | Customer A [member]
Disclosure in tabular form of concentration of accounts receivable from major customers [line items]
Current trade receivables	$ 926,292	RM 4,078,000	RM 2,755,000